Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities
Consolidated net income	$ 120.1	$ 156.8		$ 141.2
Add (deduct) items to reconcile consolidated net income to net cash provided by operating activities:
Company stock issued for U.S. 401(k) plan		6.2		11.8
Foreign currency transaction losses	6.5
Loss on debt extinguishment		30.6		85.2
Employee stock compensation	12.5	14.3		13.9
Depreciation and amortization of properties	46.7	54.7		66.4
Depreciation and amortization of outsourcing assets	53.5	57.9		62.7
Amortization of marketable software	59.4	62.0		65.7
Disposal of capital assets	2.0	6.3		1.4
Loss (gain) on sale of businesses and assets	1.5	(11.7)		(2.2)
Pension contributions	(147.2)	(201.5)	[1]	(82.7)	[1]
Pension expense	93.5	108.2		34.3
Decrease in deferred income taxes, net	29.4	26.3	[1]	18.9	[1]
(Increase) decrease in receivables, net	(63.5)	(11.2)		92.1
(Increase) decrease in inventories	(6.5)	14.2		22.1
(Increase) decrease in other assets	(16.5)	32.2	[1]	28.3	[1]
Increase (decrease) in accounts payable and other accrued liabilities	1.9	(80.7)	[1]	(197.3)	[1]
Decrease in other liabilities	(5.3)	(0.6)	[1]	(43.8)	[1]
Other	(0.6)	(2.7)		(0.8)
Net cash provided by operating activities	187.4	261.3		317.2
Cash flows from investing activities
Proceeds from investments	5,315.9	4,108.5		691.2
Purchases of investments	(5,325.8)	(4,107.2)		(688.2)
Restricted deposits	(1.3)	(0.6)		50.7
Investment in marketable software	(64.3)	(56.4)		(51.7)
Capital additions of properties	(47.2)	(40.1)		(42.2)
Capital additions of outsourcing assets	(39.9)	(36.1)		(40.5)
Net (payments) proceeds from sales of businesses and assets	(0.1)	5.2		(15.6)
Net cash used for investing activities	(162.7)	(126.7)		(96.3)
Cash flows from financing activities
Common stock repurchases	(11.7)
Dividends paid on preferred stock	(16.2)	(16.2)		(12.2)
Proceeds from issuance of long-term debt		204.8
Payments of long-term debt		(388.9)		(555.7)
Proceeds from issuance of preferred stock, net of issuance costs				249.7
Dividends paid to noncontrolling interest		(4.5)		(0.4)
Financing fees				(2.2)
Proceeds from exercise of stock options	4.9	0.4		1.4
Net cash used for financing activities	(23.0)	(204.4)		(319.4)
Effect of exchange rate changes on cash and cash equivalents	(17.5)	10.5		(14.9)
(Decrease) increase in cash and cash equivalents	(15.8)	(59.3)		(113.4)
Cash and cash equivalents, beginning of year	655.6	714.9		828.3
Cash and cash equivalents, end of year	$ 639.8	$ 655.6		$ 714.9

[1]	Changed to conform to the current-year presentation. See Note 1.